Description of Business and Organization (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 08, 2025	Sep. 05, 2025	Dec. 23, 2024	Apr. 23, 2024	Apr. 21, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 23, 2025	Apr. 28, 2023	Apr. 11, 2023	Nov. 17, 2022	Oct. 21, 2022
Net liabilities	$ 2,588,833						$ 2,588,833	$ 2,588,833	$ 3,672,395					$ 1,596
Number of shares issued		267,857
Common Stock, Par or Stated Value Per Share															$ 0.001
Public offering price		$ 22.40
Gross proceeds for IPO								$ 9,097,000
Common Stock, Shares Authorized													500,000,000		50,000,000
Series A Warrant [Member]
Number of shares issued								836,180
Public offering price		$ 22.40
Number of shares issued, value								$ 4,500,000
Series A Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase		40,179
Series B Warrant [Member]
Number of shares issued								913,951
Public offering price		$ 0.0008
Number of shares issued, value								$ 731
Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											115,000
Aegis Capital Corp. [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,438.00
Shareholders And Board Of Directors [Member]
Reverse share split	80-for-1
IPO [Member]
Gross proceeds for IPO				$ 10,400,000	$ 9,100,000
Net proceeds received form IPO				$ 9,100,000
IPO [Member] | Warrant [Member]
Number of shares issued, value								$ 9,100,000
IPO [Member] | Aegis Capital Corp. [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				115,000
September Two Thousand Twenty Five Public Offering [Member]
Number of shares issued		21,428,571
Public offering price		$ 0.28
Gross proceeds for IPO							6,000,000.0
Net proceeds received form IPO							$ 5,300,000
September Two Thousand Twenty Five Public Offering [Member] | Series A Warrant [Member]
Number of shares issued								66,894,433
Public offering price		$ 0.28
Number of shares issued, value								$ 5,300,000
September Two Thousand Twenty Five Public Offering [Member] | Series A Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase		3,214,286
September Two Thousand Twenty Five Public Offering [Member] | Series B Warrant [Member]
Number of shares issued								73,116,057
Public offering price		$ 0.00001
Number of shares issued, value								$ 4,500,000
September Two Thousand Twenty Five Public Offering [Member] | Series B Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase		3,214,286
Over-Allotment Option [Member] | Series A Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase			3,214,286
Over-Allotment Option [Member] | Series B Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase			3,214,286
Over-Allotment Option [Member] | Warrant [Member] | Underwriting Agreement [Member]
Public offering price			$ 0.00001
Granted of option purchase			6,428,572
Total warrant cosdideration value			$ 64.29
Common Class A [Member]
Number of shares issued				28,750		5,318,548
Common Stock, Par or Stated Value Per Share	$ 0.008			$ 0.008			$ 0.008	$ 0.008	$ 0.0001				$ 0.0001
Public offering price				$ 360.00
Common Stock, Shares Authorized	5,000,000						5,000,000	5,000,000	400,000,000				400,000,000
Common Stock, Shares, Issued	2,325,550						2,325,550	2,325,550	278,809				22,304,693
Common Stock, Shares, Outstanding	2,325,550						2,325,550	2,325,550	278,809
Common Class A [Member] | Shareholders And Board Of Directors [Member]
Authorized share capital amount	$ 50,000						$ 50,000	$ 50,000
Common Class A [Member] | IPO [Member]
Number of shares issued				2,300,000
Common Stock, Par or Stated Value Per Share				$ 0.0001
Public offering price				$ 4.50
Gross proceeds for IPO					$ 10,400,000
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Common Stock, Shares Authorized	100,000,000						100,000,000	100,000,000	100,000,000				100,000,000
Common Stock, Shares, Issued	8,945,307						8,945,307	8,945,307	8,945,307				8,945,307
Common Stock, Shares, Outstanding	8,945,307						8,945,307	8,945,307	8,945,307
Guangxi Yousen [Member]
Ownership percentage												100.00%		100.00%